Property and Equipment - Carrying amount of property and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 14,361
Ending Balance	14,849
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	46,863
Additions	7,512
Lease modifications	(2,803)
Accumulated depreciation on disposals	(4,086)
Impairment	(237)
Effect of translation	(5,252)
Ending Balance	41,997
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(32,502)
Lease modifications	2,598
Accumulated depreciation on disposals	3,696
Effect of translation	2,938
Depreciation charge	(3,878)
Ending Balance	(27,148)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	634
Ending Balance	460
Buildings | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,483
Additions	139
Lease modifications	0
Accumulated depreciation on disposals	(613)
Impairment	(111)
Effect of translation	(132)
Ending Balance	1,766
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,849)
Lease modifications	0
Accumulated depreciation on disposals	586
Effect of translation	84
Depreciation charge	(127)
Ending Balance	(1,306)
Technical equipment and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,067
Ending Balance	1,677
Technical equipment and machinery | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	5,263
Additions	418
Lease modifications	0
Accumulated depreciation on disposals	(283)
Impairment	0
Effect of translation	(548)
Ending Balance	4,850
Technical equipment and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(3,196)
Lease modifications	0
Accumulated depreciation on disposals	158
Effect of translation	259
Depreciation charge	(394)
Ending Balance	(3,173)
Transportation equipment, office equipment and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	5,406
Ending Balance	3,402
Transportation equipment, office equipment and other equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	18,524
Additions	408
Lease modifications	0
Accumulated depreciation on disposals	(3,190)
Impairment	(126)
Effect of translation	(2,640)
Ending Balance	12,976
Transportation equipment, office equipment and other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(13,118)
Lease modifications	0
Accumulated depreciation on disposals	2,952
Effect of translation	1,771
Depreciation charge	(1,179)
Ending Balance	(9,574)
Right of use assets - Office and Warehouse
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	6,254
Ending Balance	9,310
Right of use assets - Office and Warehouse | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	20,593
Additions	6,547
Lease modifications	(2,803)
Accumulated depreciation on disposals	0
Impairment	0
Effect of translation	(1,932)
Ending Balance	22,405
Right of use assets - Office and Warehouse | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(14,339)
Lease modifications	2,598
Accumulated depreciation on disposals	0
Effect of translation	824
Depreciation charge	(2,178)
Ending Balance	$ (13,095)